LEASES	12 Months Ended
Aug. 31, 2023
Leases [Abstract]
Leases	Leases
As a lessee, substantially all of our lease obligation is for office real estate. Our significant judgments used in determining our lease obligation include whether a contract is or contains a lease and the determination of the discount rate used to calculate the lease liability. We elected the practical expedient not to separate lease and associated non-lease components, accounting for them as a single combined lease component, for our office real estate and automobile leases.
Our leases may include the option to extend or terminate before the end of the contractual term and are often non-cancelable or cancelable only by the payment of penalties. Our lease assets and liabilities include these options in the lease term when it is reasonably certain that they will be exercised. In certain cases, we sublease excess office real estate to third-party tenants.
Lease assets and liabilities recognized at the lease commencement date are determined predominantly as the present value of the payments due over the lease term. Since we cannot determine the implicit rate in our leases, we use our incremental borrowing rate on that date to calculate the present value. Our incremental borrowing rate approximates the rate at which we could borrow, on a secured basis for a similar term, an amount equal to our lease payments in a similar economic environment.
When we are the lessee, all leases are recognized as lease liabilities and associated lease assets on the Consolidated Balance Sheet. Lease liabilities represent our obligation to make payments arising from the lease. Lease assets represent our right to use an underlying asset for the lease term and may also include advance payments, initial direct costs, or lease incentives. Payments that depend upon an index or rate, such as the Consumer Price Index (CPI), are included in the recognition of lease assets and liabilities at the commencement-date rate. Other variable payments, such as common area maintenance, property and other taxes, utilities and insurance that are based on the lessor’s cost, are recognized in the Consolidated Income Statement in the period incurred.
As of August 31, 2023 and 2022, we had no material finance leases. Operating lease expense is recorded on a straight-line basis over the lease term. Lease costs are as follows:

	Fiscal
	2023	2022
Operating lease cost	$868,082	$769,806
Variable lease cost	213,078	187,087
Sublease income	(17,061)	(16,804)
Total	$1,064,099	$940,089
Supplemental information related to operating lease transactions is as follows:

	Fiscal
	2023	2022
Lease liability payments	$768,797	$730,815
Lease assets obtained in exchange for liabilities	434,179	690,767
As of August 31, 2023 and 2022, our operating leases had a weighted average remaining lease term of 6.9 years and 7.3 years, respectively, and a weighted average discount rate of 3.8% and 3.7%, respectively.
The following maturity analysis presents future undiscounted cash outflows (inflows) for operating leases as of August 31, 2023:

	Lease Payments	Sublease Receipts
2024	$705,584	$(12,793)
2025	608,099	(9,827)
2026	475,299	(6,960)
2027	375,738	(6,397)
2028	292,983	(6,301)
Thereafter	939,243	(6,268)
Total lease payments (receipts)	$3,396,946	$(48,546)
Less interest	(395,815)
Total lease liabilities	$3,001,131
As of August 31, 2023, we have entered into leases that have not yet commenced with future lease payments of $141,662 that are not reflected in the table above. These leases are primarily related to office real estate and will commence in or before fiscal 2025 with lease terms of up to 10 years.